CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Sep. 30, 2010	$ 38,229	$ 6,835,647	$ (8,774,277)	$ (1,900,401)
Beginning Balance, Shares at Sep. 30, 2010	38,229,374
Stock compensation expense - employee options		23,586		23,586
Stock compensation expense - non-employee options		129,641		129,641
Issuance of common stock for services, Amount	1,290	589,014		590,304
Issuance of common stock for services, Shares	1,289,692
Issuance of common stock for RATLab LLC acquisition, Amount	1,000	199,000		200,000
Issuance of common stock for RATLab LLC acquisition, Shares	1,000,000
Issuance of common stock, Amount	4,861	1,063,387		1,068,248
Issuance of common stock, Shares	4,862,462
Issuance of common stock for debenture conversion, Amount	2,886	422,115		425,001
Issuance of common stock for debenture conversion, Shares	2,885,730
Issuance of common stock for accrued liabilities, Amount	799	262,188		262,987
Issuance of common stock for accrued liabilities, Shares	798,411
Beneficial conversion feature
Net loss			(2,409,756)	(2,409,756)
Comprehensive loss				(2,409,756)
Ending Balance, Amount at Sep. 30, 2011	49,066	9,524,577	(11,184,033)	(1,610,390)
Ending Balance, Shares at Sep. 30, 2011	49,065,669
Stock compensation expense - employee options		27,746		27,746
Stock compensation expense - non-employee options		238,426		238,426
Issuance of common stock for services, Amount	3,400	323,100		326,500
Issuance of common stock for services, Shares	3,400,000
Issuance of common stock, Amount	22,664	2,604,005		2,626,669
Issuance of common stock, Shares	22,664,705
Issuance of common stock for debenture conversion, Amount	9,276	415,724		425,000
Issuance of common stock for debenture conversion, Shares	9,273,795
Issuance of common stock for accrued liabilities, Amount	823	37,870		38,693
Issuance of common stock for accrued liabilities, Shares	825,089
Issuance of common stock for debt extinguishment, Amount	4,514	446,856		451,370
Issuance of common stock for debt extinguishment, Shares	4,513,696
Issuance of common stock for asset purchase, Amount	1,250	161,250		162,500
Issuance of common stock for asset purchase, Shares	1,250,000
Beneficial conversion feature		216,000		216,000
Net loss			(2,731,898)	(2,731,898)
Comprehensive loss				(2,731,898)
Ending Balance, Amount at Sep. 30, 2012	$ 90,993	$ 13,995,554	$ (13,915,931)	$ 170,616
Ending Balance, Shares at Sep. 30, 2012	90,992,954